Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments
Summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities

	December 31, 2015		December 31, 2014
	Amortized	Fair	Amortized	Fair
(Millions of dollars)	Cost	Value	Cost	Value
Money market funds	$81	$81	$142	$142
Corporate bonds	—	—	11	11
U.S. Government agency securities	—	—	10	10
Other available-for-sale securities	—	—	4	4
Total available-for-sale short-term investments	81	81	167	167
Domestic equity securities	475	466	115	115
Domestic debt securities	452	450	5	5
Foreign equity securities	120	120	—	—
High yield debt securities	108	104	188	182
Money market funds held in trading accounts	22	22	21	21
Collateralized loan obligation	10	10	—	—
Other trading securities	1	1	1	1
Total trading short-term investments	1,188	1,173	330	324
Total short-term investments	$1,269	$1,254	$497	$491